Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,996,022	$ 1,686,873
Accumulated Amortization	705,523	591,655
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	141,160	118,034
Accumulated Amortization	75,175	66,303
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	386,619	321,019
Accumulated Amortization	148,319	129,081
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,468,243	1,247,820
Accumulated Amortization	$ 482,029	$ 396,271